Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Report Date

Details of the Company are set out in the table as follows as of the report date:

	Date of	Percentage of effective ownership as of June 30,		Place of
Name	incorporation	2025	2024	incorporation	Principal activities
Beta FinTech Holdings Limited	August 20, 2024	N/A	N/A	Cayman Islands	Investment holding
Ascent Capital Management Investment Limited (“Ascent Capital”)	June 7, 2024	100%	100%	British Virgin Islands	Dormant
Beta Capital International Holdings Limited (“Beta BVI”)	January 15, 2014	100%	100%	British Virgin Islands	Investment holding and providing financial advisory service in Hong Kong
Beta International Securities Limited (“Beta International”)	October 19, 1990	100%	100%	Hong Kong	Providing securities brokerage, underwriting and placing services, financial advisory service and asset management in Hong Kong
Beta International (USA) Corp. (“Beta US”)	October 22, 2024	100%	100%	Delaware	Inactive
Beta Hengrui Capital Limited (“Beta Hengrui”)	March 24, 2025	100%	100%	British Virgin Islands	Inactive
Beta International OFC	October 24, 2025	100%	100%	Hong Kong	Providing Asset Management services